Item G.1.a.i – Deutsche DWS Investments VIT Funds (formerly DWS Investments VIT Funds)

On December 7, 2010, Deutsche DWS Investments VIT Funds (formerly DWS Investments VIT Funds) (the “Trust”) was named as a defendant in the First Amended Complaint filed by the Official Committee of Unsecured Creditors in the U.S. Bankruptcy Court for the District of Delaware in the lawsuit styled Official Committee of Unsecured Creditors of Tribune Company, et al., v. Fitzsimons et al. (the “Lawsuit”).  The Lawsuit arises out of a leveraged buyout transaction (“LBO”) in 2007 by which loans were made to the Tribune Company to fund the LBO and shares of the Tribune Company held by shareholders were tendered for or were converted to a right to receive cash.  Following the completion of the LBO in 2007, the Tribune Company filed for bankruptcy.  The Lawsuit seeks to recover all payments made to the shareholders in the LBO.  The Lawsuit has been consolidated in a multi-district litigation (the “Tribune MDL”) in the United States District Court for the Southern District of New York, case no. 12-MC-2296 (the “District Court”).  On January 6, 2017, the District Court dismissed with prejudice the only claim (for avoidance of alleged intentional fraudulent transfers) asserted against the shareholder defendants named in the Lawsuit.

On April 4, 2019, the plaintiff in the Lawsuit filed a motion to amend his complaint to add constructive fraudulent conveyance claims against shareholder defendants based on an alleged change in governing law resulting from the Supreme Court’s decision in FTI Consulting, Inc. v. Merit Management Group, 830 F.3d 690 (7th Cir. 2016).  On April 23, 2019, the District Court denied that motion.  On July 15, 2019, the plaintiff in the Lawsuit filed a notice of appeal to the Second Circuit for these District Court rulings in the Lawsuit.  On August 20, 2021, the Second Circuit affirmed dismissal of the Trustee’s intentional fraudulent conveyance claims and affirmed the District Court’s denial of the Trustee’s request to amend his complaint.  On October 7, 2021, the Second Circuit denied the Trustee’s motion for rehearing en banc before the Second Circuit.  On January 5, 2022, the Trustee filed a petition for certiorari, seeking to have the recent appeal heard by the United States Supreme Court (the “Supreme Court”).  In connection with the petition, in order to make it more likely that there will be a quorum of the Supreme Court for the petition, the Trustee dismissed the Trust from the litigation.